Cover	Oct. 22, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2019
Entity File Number	000-30421
Entity Registrant Name	HANMI FINANCIAL CORPORATION
Entity Central Index Key	0001109242
Entity Tax Identification Number	95-4788120
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3660 Wilshire Boulevard, PH-A
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	213
Local Phone Number	382-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HAFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false